FAIR VALUE MEASUREMENTS - Assumptions (Details) - Warrants Issued with the 2018 Notes	Feb. 05, 2018 Y Rate
Contractual term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | Y	10.0
Volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.7448
Volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.7656
Risk-free interest rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0285
Risk-free interest rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0320
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0000